FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 50,996	$ 47,413
Recurring fair value measurement | Level 1 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	285	522
Financial liabilities	0	0
Recurring fair value measurement | Level 2 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,088	4,189
Financial liabilities	176	332
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,578	993	$ 828
Financial liabilities	25	25	$ 284
Recurring fair value measurement | Level 3 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,578	993
Financial liabilities	25	25
Recurring fair value measurement | Derivative assets/liabilities | Level 1 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	176	332
Recurring fair value measurement | Derivative assets/liabilities | Level 3 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 1 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 2 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 3 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25	25
Recurring fair value measurement | Common shares | Level 1 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	32	60
Recurring fair value measurement | Common shares | Level 2 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Common shares | Level 3 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	615	0
Recurring fair value measurement | Corporate and government bonds | Level 1 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	42	21
Recurring fair value measurement | Corporate and government bonds | Level 2 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,192	3,033
Recurring fair value measurement | Corporate and government bonds | Level 3 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	249
Recurring fair value measurement | Derivative assets/liabilities | Level 1 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	230	522
Recurring fair value measurement | Derivative assets/liabilities | Level 3 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 1 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	211	441
Recurring fair value measurement | Other financial assets | Level 2 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	666	634
Recurring fair value measurement | Other financial assets | Level 3 | Market approach
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 963	$ 744